UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411

Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 157.0% (1)

Principal Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 3.0%
		ACTS Aero Technical Support & Service, Inc.
709,366		Term Loan, 6.04%, Maturing October 5, 2014	$556,853
		AWAS Capital, Inc.
966,341		Term Loan, 4.56%, Maturing March 22, 2013	831,054
		Colt Defense, LLC
983,904		Term Loan, 5.71%, Maturing July 9, 2014	929,790
		DAE Aviation Holdings, Inc.
412,652		Term Loan, 6.55%, Maturing July 31, 2014	390,988
416,490		Term Loan, 6.55%, Maturing July 31, 2014	394,624
		Evergreen International Aviation
1,387,959		Term Loan, 8.50%, Maturing October 31, 2011	1,245,693
		Hawker Beechcraft Acquisition
200,822		Term Loan, 4.80%, Maturing March 26, 2014	187,752
3,437,395		Term Loan, 4.80%, Maturing March 26, 2014	3,213,696
		Hexcel Corp.
820,506		Term Loan, 4.91%, Maturing March 1, 2012	808,199
		IAP Worldwide Services, Inc.
880,584		Term Loan, 8.25%, Maturing December 30, 2012	708,870
		Spirit AeroSystems, Inc.
1,601,633		Term Loan, 4.54%, Maturing December 31, 2011	1,562,593
		TransDigm, Inc.
1,625,000		Term Loan, 4.80%, Maturing June 23, 2013	1,581,125
		Vought Aircraft Industries, Inc.
2,113,024		Term Loan, 4.97%, Maturing December 17, 2011	2,024,541
500,000		Term Loan, 6.47%, Maturing December 22, 2011	496,250
		Wesco Aircraft Hardware Corp.
1,142,688		Term Loan, 5.06%, Maturing September 29, 2013	1,098,766
			$16,030,794
Air Transport — 0.9%
		Airport Development and Investment, Ltd.
GBP	982,900	Term Loan - Second Lien, 9.94%, Maturing April 7, 2011	$1,715,210
		Delta Air Lines, Inc.
1,188,000		Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	801,306
		Northwest Airlines, Inc.
2,579,000		DIP Loan, 4.47%, Maturing August 21, 2008	2,014,844
			$4,531,360
Automotive — 6.6%
		Accuride Corp.
1,957,967		Term Loan, 6.03%, Maturing January 31, 2012	$1,880,465
		Adesa, Inc.
4,182,750		Term Loan, 5.06%, Maturing October 18, 2013	3,739,378
		Affina Group, Inc.
1,370,985		Term Loan, 5.80%, Maturing November 30, 2011	1,281,871
		Allison Transmission, Inc.
2,977,500		Term Loan, 5.32%, Maturing September 30, 2014	2,673,051
		AxleTech International Holding, Inc.
1,750,000		Term Loan - Second Lien, 9.30%, Maturing April 21, 2013	1,728,125
		Chrysler Financial
1,492,481		Term Loan, 6.78%, Maturing August 1, 2014	1,228,188
		CSA Acquisition Corp.
356,567		Term Loan, 5.31%, Maturing December 23, 2011	332,499
890,991		Term Loan, 5.31%, Maturing December 23, 2011	830,849
487,500		Term Loan, 5.31%, Maturing December 23, 2012	453,375
		Dayco Products, LLC
1,748,610		Term Loan, 7.38%, Maturing June 21, 2011	1,254,628
		Delphi Corp.
138,644		DIP Loan, 8.50%, Maturing December 31, 2008	123,982
1,361,357		DIP Loan, 8.50%, Maturing December 31, 2008	1,217,393

		Federal-Mogul Corp.
1,503,946		Term Loan, 4.40%, Maturing December 27, 2014	$1,188,118
3,159,337		Term Loan, 4.40%, Maturing December 27, 2015	2,578,809
		Ford Motor Co.
1,748,375		Term Loan, 5.46%, Maturing December 15, 2013	1,381,216
		General Motors Corp.
3,405,669		Term Loan, 5.16%, Maturing November 29, 2013	2,692,181
		Goodyear Tire & Rubber Co.
2,400,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	2,213,400
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.31%, Maturing May 30, 2014	148,082
EUR	1,867,273	Term Loan, 7.49%, Maturing May 30, 2014	2,534,669
		Keystone Automotive Operations, Inc.
1,340,457		Term Loan, 6.00%, Maturing January 12, 2012	1,075,717
		LKQ Corp.
967,501		Term Loan, 4.71%, Maturing October 12, 2014	959,036
		TriMas Corp.
234,375		Term Loan, 4.88%, Maturing August 2, 2011	210,937
1,995,314		Term Loan, 4.87%, Maturing August 2, 2013	1,795,782
		United Components, Inc.
1,137,153		Term Loan, 4.70%, Maturing June 30, 2010	1,097,353
			$34,619,104
Beverage and Tobacco — 0.1%
		Culligan International Co.
EUR	975,000	Term Loan - Second Lien, 9.44%, Maturing May 31, 2013	$798,653
			$798,653
Brokers, Dealers and Investment Houses — 0.1%
		AmeriTrade Holding Corp.
730,172		Term Loan, 3.96%, Maturing December 31, 2012	$711,002
			$711,002
Building and Development — 5.1%
		Beacon Sales Acquisition, Inc.
1,179,000		Term Loan, 4.77%, Maturing September 30, 2013	$1,061,100
		Brickman Group Holdings, Inc.
1,209,688		Term Loan, 4.80%, Maturing January 23, 2014	1,106,864
		Building Materials Corp. of America
1,403,758		Term Loan, 5.56%, Maturing February 22, 2014	1,223,464
		Capital Automotive (REIT)
1,232,598		Term Loan, 4.23%, Maturing December 16, 2010	1,171,893
		Epco/Fantome, LLC
1,403,000		Term Loan, 5.09%, Maturing November 23, 2010	1,318,820
		Forestar USA Real Estate Group, Inc.
1,550,000		Term Loan, 6.46%, Maturing December 1, 2010 (2)	1,457,000
1,550,000		Term Loan, 6.46%, Maturing December 1, 2010	1,519,000
		Hovstone Holdings, LLC
894,412		Term Loan, 6.96%, Maturing February 28, 2009	742,988
		LNR Property Corp.
1,144,000		Term Loan, 6.03%, Maturing July 3, 2011	922,827
		Metroflag BP, LLC
500,000		Term Loan - Second Lien, 11.46%, Maturing January 2, 2009	412,500
		Mueller Water Products, Inc.
1,775,771		Term Loan, 4.51%, Maturing May 24, 2014	1,667,745
		NCI Building Systems, Inc.
553,061		Term Loan, 3.96%, Maturing June 18, 2010	539,235
		November 2005 Land Investors
304,934		Term Loan, 6.46%, Maturing May 9, 2011	240,898
		Panolam Industries Holdings, Inc.
1,000,288		Term Loan, 5.55%, Maturing September 30, 2012	900,259
		Re/Max International, Inc.
688,722		Term Loan, 6.29%, Maturing December 17, 2012	606,076
493,929		Term Loan, 10.29%, Maturing December 17, 2012	434,657
		Realogy Corp.
892,501		Term Loan, 5.46%, Maturing September 1, 2014	734,082
3,314,999		Term Loan, 5.46%, Maturing September 1, 2014	2,726,587
		South Edge, LLC
787,500		Term Loan, 7.25%, Maturing October 31, 2009	480,375

		Tousa/Kolter, LLC
1,297,200		Term Loan, 5.00%, Maturing March 31, 2031 (3) (4)	$616,040
		TRU 2005 RE Holding Co.
4,600,000		Term Loan, 5.47%, Maturing December 9, 2008	4,251,168
		United Subcontractors, Inc.
825,642		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (4)	412,821
		Wintergames Acquisition ULC
2,586,100		Term Loan, 5.88%, Maturing April 24, 2009	2,469,726
			$27,016,125
Business Equipment and Services — 11.3%
		ACCO Brands Corp.
1,017,825		Term Loan, 4.51%, Maturing August 17, 2012	$997,468
		Activant Solutions, Inc.
1,221,446		Term Loan, 4.81%, Maturing May 1, 2013	1,071,818
		Affiliated Computer Services
804,375		Term Loan, 4.46%, Maturing March 20, 2013	780,872
2,131,500		Term Loan, 4.46%, Maturing March 20, 2013	2,069,220
		Affinion Group, Inc.
2,402,406		Term Loan, 5.17%, Maturing October 17, 2012	2,305,308
		Allied Security Holdings, LLC
1,216,229		Term Loan, 7.00%, Maturing June 30, 2010	1,161,499
		Education Management, LLC
4,690,787		Term Loan, 4.56%, Maturing June 1, 2013	4,307,986
		Info USA, Inc.
609,469		Term Loan, 4.81%, Maturing February 14, 2012	582,043
		Intergraph Corp.
1,000,000		Term Loan, 4.65%, Maturing May 29, 2014	955,000
1,000,000		Term Loan - Second Lien, 8.65%, Maturing November 29, 2014	963,113
		iPayment, Inc.
2,646,015		Term Loan, 4.64%, Maturing May 10, 2013	2,288,803
		ista International GmbH
EUR	1,063,683	Term Loan, 7.12%, Maturing May 14, 2015	1,443,170
EUR	211,317	Term Loan, 7.12%, Maturing May 14, 2015	286,708
		Kronos, Inc.
1,081,143		Term Loan, 5.05%, Maturing June 11, 2014	994,651
		Language Line, Inc.
2,041,944		Term Loan, 6.06%, Maturing June 11, 2011	1,919,427
		Mitchell International, Inc.
1,000,000		Term Loan - Second Lien, 8.06%, Maturing March 28, 2015	955,000
		N.E.W. Holdings I, LLC
1,981,955		Term Loan, 5.23%, Maturing May 22, 2014	1,778,805
		Protection One, Inc.
898,262		Term Loan, 4.72%, Maturing March 31, 2012	835,384
		Quantum Corp.
308,125		Term Loan, 6.30%, Maturing July 12, 2014	272,691
		Quintiles Transnational Corp.
1,700,000		Term Loan - Second Lien, 6.90%, Maturing March 31, 2014	1,619,250
		Sabre, Inc.
6,057,297		Term Loan, 4.66%, Maturing September 30, 2014	4,758,346
		Serena Software, Inc.
480,000		Term Loan, 4.68%, Maturing March 10, 2013	441,000
		Sitel (Client Logic)
1,984,264		Term Loan, 5.29%, Maturing January 29, 2014	1,726,310
		Solera Holdings, LLC
EUR	745,923	Term Loan, 6.96%, Maturing May 15, 2014	1,082,359
		SunGard Data Systems, Inc.
12,709,948		Term Loan, 4.51%, Maturing February 11, 2013	12,014,052
		TDS Investor Corp.
2,345,107		Term Loan, 4.71%, Maturing August 23, 2013	1,975,753
269,897		Term Loan, 5.05%, Maturing August 23, 2013	227,388
EUR	1,054,228	Term Loan, 7.21%, Maturing August 23, 2013	1,391,962
		Transaction Network Services, Inc.
574,369		Term Loan, 4.46%, Maturing May 4, 2012	539,907
		Valassis Communications, Inc.
465,206		Term Loan, 4.56%, Maturing March 2, 2014	437,294
1,813,219		Term Loan, 4.56%, Maturing March 2, 2014	1,704,426
		VWR International, Inc.
1,625,000		Term Loan, 4.96%, Maturing June 28, 2013	1,476,719

		WAM Acquisition, S.A.
EUR	245,946	Term Loan, 6.45%, Maturing May 4, 2014	$329,665
EUR	148,939	Term Loan, 6.45%, Maturing May 4, 2014	199,637
EUR	245,946	Term Loan, 6.95%, Maturing May 4, 2015	329,665
EUR	148,939	Term Loan, 6.95%, Maturing May 4, 2015	199,637
		West Corp.
3,398,358		Term Loan, 4.95%, Maturing October 24, 2013	3,061,710
			$59,484,046
Cable and Satellite Television — 11.4%
		Atlantic Broadband Finance, LLC
4,208,956		Term Loan, 5.06%, Maturing February 10, 2011	$4,054,626
		Bragg Communications, Inc.
2,133,875		Term Loan, 5.18%, Maturing August 31, 2014	2,107,202
		Bresnan Broadband Holdings, LLC
500,000		Term Loan, 5.02%, Maturing March 29, 2014	478,333
1,200,000		Term Loan - Second Lien, 7.47%, Maturing March 29, 2014	1,106,250
		Cequel Communications, LLC
497,481		Term Loan, 4.78%, Maturing November 5, 2013	462,811
1,550,000		Term Loan - Second Lien, 7.37%, Maturing May 5, 2014	1,367,487
3,613,508		Term Loan - Second Lien, 8.86%, Maturing May 5, 2014	3,167,843
		Charter Communications Operating, Inc.
12,058,214		Term Loan, 4.80%, Maturing April 28, 2013	10,640,120
		CSC Holdings, Inc.
4,965,370		Term Loan, 4.21%, Maturing March 29, 2013	4,717,101
		CW Media Holdings, Inc.
620,313		Term Loan, 6.05%, Maturing February 15, 2015	593,949
		Foxco Acquistion Sub., LLC
650,000		Term Loan, Maturing July 2, 2015 (5)	640,250
		Insight Midwest Holdings, LLC
3,594,375		Term Loan, 4.47%, Maturing April 6, 2014	3,466,875
		Mediacom Broadband Group
5,807,018		Term Loan, 4.22%, Maturing January 31, 2015	5,320,680
		Mediacom Illinois, LLC
3,740,447		Term Loan, 4.22%, Maturing January 31, 2015	3,431,860
		NTL Investment Holdings, Ltd.
2,213,852		Term Loan, 4.80%, Maturing March 30, 2012	2,097,624
GBP	471,050	Term Loan, 8.13%, Maturing March 30, 2012	839,266
GBP	239,517	Term Loan, 8.13%, Maturing March 30, 2012	426,746
		Orion Cable GmbH
EUR	646,623	Term Loan, 7.64%, Maturing October 31, 2014	923,768
EUR	646,623	Term Loan, 7.73%, Maturing October 31, 2015	923,768
		ProSiebenSat.1 Media AG
EUR	608,000	Term Loan, 7.31%, Maturing March 2, 2015	636,770
EUR	11,076	Term Loan, 6.73%, Maturing June 26, 2015	13,554
EUR	272,924	Term Loan, 6.73%, Maturing June 26, 2015	333,986
EUR	608,000	Term Loan, 7.56%, Maturing March 2, 2016	636,770
EUR	575,000	Term Loan - Second Lien, 8.84%, Maturing September 2, 2016	349,886
EUR	387,372	Term Loan, 8.59%, Maturing March 2, 2017	179,809
		UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 6.44%, Maturing October 16, 2011	5,579,164
2,950,000		Term Loan, 4.22%, Maturing December 31, 2014	2,773,737
		YPSO Holding SA
EUR	541,621	Term Loan, 6.98%, Maturing July 28, 2014	674,114
EUR	209,021	Term Loan, 6.98%, Maturing July 28, 2014	260,153
EUR	249,358	Term Loan, 6.98%, Maturing July 28, 2014	310,357
EUR	1,000,000	Term Loan, 7.23%, Maturing July 28, 2015	1,266,403
			$59,781,262
Chemicals and Plastics — 10.0%
		AZ Chem US, Inc.
500,000		Term Loan - Second Lien, 8.15%, Maturing February 28, 2014	$362,500
		Brenntag Holding GmbH and Co. KG
373,091		Term Loan, 5.07%, Maturing December 23, 2013	342,311
1,526,909		Term Loan, 5.07%, Maturing December 23, 2013	1,400,939
1,000,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	815,000
		Celanese Holdings, LLC
4,172,188		Term Loan, 4.28%, Maturing April 2, 2014	3,934,523

		Cognis GmbH
EUR	803,279	Term Loan, 6.96%, Maturing September 15, 2013	$1,156,967
EUR	196,721	Term Loan, 6.96%, Maturing September 15, 2013	283,339
		First Chemical Holding
EUR	1,000,000	Term Loan, 6.58%, Maturing December 18, 2014 (2)	1,334,014
		Foamex L.P.
1,459,647		Term Loan, 6.05%, Maturing February 12, 2013	1,149,472
		Georgia Gulf Corp.
660,469		Term Loan, 4.96%, Maturing October 3, 2013	616,878
		Hercules, Inc.
573,038		Term Loan, 3.96%, Maturing October 8, 2010	558,712
		Hexion Specialty Chemicals, Inc.
495,000		Term Loan, 5.06%, Maturing May 5, 2012	431,887
4,452,266		Term Loan, 5.06%, Maturing May 5, 2013	3,884,602
967,159		Term Loan, 5.06%, Maturing May 5, 2013	843,846
		Huish Detergents, Inc.
940,500		Term Loan, 4.81%, Maturing April 26, 2014	865,260
		INEOS Group
750,000		Term Loan, Maturing December 14, 2013 (5)	655,000
1,592,500		Term Loan, 4.88%, Maturing December 14, 2013	1,303,916
750,000		Term Loan, Maturing December 14, 2014 (5)	655,000
1,592,500		Term Loan, 5.38%, Maturing December 14, 2014	1,303,916
		Innophos, Inc.
574,337		Term Loan, 4.81%, Maturing August 10, 2010	567,158
		Invista B.V.
2,479,141		Term Loan, 4.30%, Maturing April 29, 2011	2,355,184
1,314,129		Term Loan, 4.30%, Maturing April 29, 2011	1,248,422
		ISP Chemco, Inc.
1,576,519		Term Loan, 4.13%, Maturing June 4, 2014	1,456,967
		Kleopatra
825,000		Term Loan, 5.29%, Maturing January 3, 2016	599,156
EUR	575,000	Term Loan, 7.46%, Maturing January 3, 2016	658,760
		Kranton Polymers, LLC
2,779,356		Term Loan, 4.50%, Maturing May 12, 2013	2,635,177
		Lucite International Group Holdings
598,660		Term Loan, 5.05%, Maturing July 7, 2013	492,398
211,981		Term Loan, 5.05%, Maturing July 7, 2013	174,354
		MacDermid, Inc.
EUR	804,505	Term Loan, 7.20%, Maturing April 12, 2014	1,129,705
		Millenium Inorganic Chemicals
348,250		Term Loan, 5.05%, Maturing April 30, 2014	295,142
975,000		Term Loan - Second Lien, 8.55%, Maturing October 31, 2014	716,625
		Momentive Performance Material
3,685,254		Term Loan, 4.75%, Maturing December 4, 2013	3,385,827
		Nalco Co.
5,411,119		Term Loan, 4.63%, Maturing November 4, 2010	5,357,008
		Propex Fabrics, Inc.
983,333		Term Loan, 6.69%, Maturing January 23, 2009 (2)	894,833
795,687		Term Loan, 9.00%, Maturing July 31, 2012	369,995
		Rockwood Specialties Group, Inc.
4,294,250		Term Loan, 4.30%, Maturing December 10, 2012	4,143,183
		Schoeller Arca Systems Holding
EUR	443,417	Term Loan, 8.40%, Maturing November 16, 2015	639,953
EUR	412,060	Term Loan, 8.40%, Maturing November 16, 2015	594,698
EUR	144,523	Term Loan, 8.40%, Maturing November 16, 2015	208,580
		Solo Cup Co.
1,633,292		Term Loan, 6.04%, Maturing February 27, 2011	1,595,861
		Wellman, Inc.
2,250,000		Term Loan, 6.74%, Maturing February 10, 2009 (3)	1,125,000
			$52,542,068
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
850,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	$831,761
		St. John Knits International, Inc.
528,149		Term Loan, 5.46%, Maturing March 23, 2012	493,819
		The William Carter Co.
628,588		Term Loan, 4.12%, Maturing July 14, 2012	601,873
			$1,927,453

Conglomerates — 4.2%
		Amsted Industries, Inc.
1,697,503		Term Loan, 4.79%, Maturing October 15, 2010	$1,659,309
		Blount, Inc.
277,369		Term Loan, 4.22%, Maturing August 9, 2010	268,354
		Doncasters (Dunde HoldCo 4 Ltd.)
427,981		Term Loan, 4.96%, Maturing July 13, 2015	391,603
427,981		Term Loan, 5.46%, Maturing July 13, 2015	391,603
GBP	500,000	Term Loan - Second Lien, 9.90%, Maturing January 13, 2016	831,978
		GenTek, Inc.
501,123		Term Loan, 4.79%, Maturing February 25, 2011	469,803
		ISS Holdings A/S
EUR	147,368	Term Loan, 6.96%, Maturing December 31, 2013	207,385
EUR	1,052,632	Term Loan, 6.96%, Maturing December 31, 2013	1,481,324
		Jarden Corp.
2,139,314		Term Loan, 4.55%, Maturing January 24, 2012	2,036,804
1,205,568		Term Loan, 4.55%, Maturing January 24, 2012	1,147,801
		Johnson Diversey, Inc.
1,642,481		Term Loan, 4.78%, Maturing December 16, 2011	1,589,100
		Polymer Group, Inc.
2,312,790		Term Loan, 5.03%, Maturing November 22, 2012	2,139,330
		RBS Global, Inc.
794,234		Term Loan, 4.79%, Maturing July 19, 2013	754,522
3,784,836		Term Loan, 5.29%, Maturing July 19, 2013	3,590,863
		RGIS Holdings, LLC
2,829,753		Term Loan, 5.13%, Maturing April 30, 2014	2,362,844
141,488		Term Loan, 5.30%, Maturing April 30, 2014	118,142
		US Investigations Services, Inc.
1,910,526		Term Loan, 5.55%, Maturing February 21, 2015	1,770,422
		Vertrue, Inc.
843,625		Term Loan, 5.81%, Maturing August 16, 2014	761,372
			$21,972,559
Containers and Glass Products — 4.3%
		Berry Plastics Corp.
1,876,250		Term Loan, 4.78%, Maturing April 3, 2015	$1,657,130
		Consolidated Container Co.
1,000,000		Term Loan - Second Lien, 8.11%, Maturing September 28, 2014	512,500
		Crown Americas, Inc.
612,500		Term Loan, 4.43%, Maturing November 15, 2012	598,719
		Graham Packaging Holdings Co.
4,196,875		Term Loan, 4.99%, Maturing October 7, 2011	4,007,021
		Graphic Packaging International, Inc.
5,528,673		Term Loan, 4.79%, Maturing May 16, 2014	5,202,874
1,492,500		Term Loan, 5.55%, Maturing May 16, 2014	1,435,943
		JSG Acquisitions
1,845,000		Term Loan, 4.66%, Maturing December 31, 2013	1,669,725
1,845,000		Term Loan, 4.91%, Maturing December 13, 2014	1,669,725
		Kranson Industries, Inc.
832,996		Term Loan, 5.05%, Maturing July 31, 2013	774,686
		Owens-Brockway Glass Container
1,555,938		Term Loan, 3.96%, Maturing June 14, 2013	1,518,595
		Smurfit-Stone Container Corp.
627,297		Term Loan, 4.50%, Maturing November 1, 2011	608,912
729,847		Term Loan, 4.64%, Maturing November 1, 2011	708,456
1,424,137		Term Loan, 4.64%, Maturing November 1, 2011	1,382,398
650,961		Term Loan, 5.06%, Maturing November 1, 2011	631,882
			$22,378,566
Cosmetics/Toiletries — 0.7%
		American Safety Razor Co.
491,806		Term Loan - Second Lien, 5.26%, Maturing July 31, 2013	$464,757
900,000		Term Loan - Second Lien, 8.79%, Maturing July 31, 2014	828,000
		Bausch & Lomb, Inc.
110,000		Term Loan, 6.05%, Maturing April 30, 2015 (2)	107,296
437,800		Term Loan, 6.05%, Maturing April 30, 2015	427,038

		KIK Custom Products, Inc.
975,000		Term Loan - Second Lien, 7.46%, Maturing November 30, 2014	$421,687
		Prestige Brands, Inc.
1,370,155		Term Loan, 4.73%, Maturing April 7, 2011	1,339,326
			$3,588,104
Drugs — 1.2%
		Graceway Pharmaceuticals, LLC
754,801		Term Loan, 5.55%, Maturing May 3, 2012	$651,959
1,000,000		Term Loan - Second Lien, 9.30%, Maturing May 3, 2013	760,000
275,000		Term Loan, 11.05%, Maturing November 3, 2013	215,875
		Pharmaceutical Holdings Corp.
475,289		Term Loan, 5.71%, Maturing January 30, 2012	458,654
		Stiefel Laboratories, Inc.
715,362		Term Loan, 5.04%, Maturing December 28, 2013	681,382
935,270		Term Loan, 5.04%, Maturing December 28, 2013	890,844
		Warner Chilcott Corp.
1,885,990		Term Loan, 4.70%, Maturing January 18, 2012	1,826,266
734,383		Term Loan, 4.80%, Maturing January 18, 2012	711,128
			$6,196,108
Ecological Services and Equipment — 2.4%
		Allied Waste Industries, Inc.
1,284,460		Term Loan, 4.05%, Maturing January 15, 2012	$1,262,249
2,136,226		Term Loan, 4.23%, Maturing January 15, 2012	2,099,286
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 7.05%, Maturing April 1, 2015	1,455,908
		Cory Environmental Holdings
GBP	500,000	Term Loan - Second Lien, 9.74%, Maturing September 30, 2014	901,310
		Environmental Systems Products Holdings, Inc.
1,165,123		Term Loan - Second Lien, 13.50%, Maturing December 12, 2010 (4)	1,064,456
		IESI Corp.
970,588		Term Loan, 4.40%, Maturing January 20, 2012	936,617
		Kemble Water Structure, Ltd.
GBP	1,250,000	Term Loan, 9.74%, Maturing October 13, 2013	2,254,512
		Sensus Metering Systems, Inc.
54,457		Term Loan, 4.46%, Maturing December 17, 2010	51,461
2,113,043		Term Loan, 4.64%, Maturing December 17, 2010	1,996,826
		Waste Services, Inc.
633,630		Term Loan, 5.15%, Maturing March 31, 2011	629,670
			$12,652,295
Electronics/Electrical — 4.3%
		Aspect Software, Inc.
1,696,287		Term Loan, 5.81%, Maturing July 11, 2011	$1,581,787
1,800,000		Term Loan - Second Lien, 9.88%, Maturing July 11, 2013	1,638,000
		FCI International S.A.S.
215,870		Term Loan, 4.84%, Maturing November 1, 2013	205,481
207,823		Term Loan, 4.84%, Maturing November 1, 2013	197,821
207,823		Term Loan, 4.84%, Maturing November 1, 2013	197,821
215,870		Term Loan, 4.84%, Maturing November 1, 2013	205,481
		Freescale Semiconductor, Inc.
4,260,125		Term Loan, 4.22%, Maturing December 1, 2013	3,845,508
		Infor Enterprise Solutions Holdings
997,481		Term Loan, 5.55%, Maturing July 28, 2012	815,441
2,923,973		Term Loan, 6.55%, Maturing July 28, 2012	2,441,518
1,525,551		Term Loan, 6.55%, Maturing July 28, 2012	1,273,835
500,000		Term Loan - Second Lien, 8.30%, Maturing March 2, 2014	298,750
183,333		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	109,542
316,667		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	202,667
		Network Solutions, LLC
677,081		Term Loan, 5.17%, Maturing March 7, 2014	568,748
		Open Solutions, Inc.
2,074,118		Term Loan, 5.15%, Maturing January 23, 2014	1,840,780
		Sensata Technologies Finance Co.
2,763,848		Term Loan, 4.54%, Maturing April 27, 2013	2,416,065
		Spectrum Brands, Inc.
57,701		Term Loan, 6.46%, Maturing March 30, 2013	51,667
1,142,689		Term Loan, 6.61%, Maturing March 30, 2013	1,023,183

		VeriFone, Inc.
720,750		Term Loan, 5.55%, Maturing October 31, 2013	$691,920
		Vertafore, Inc.
2,222,015		Term Loan, 5.14%, Maturing January 31, 2012	2,077,584
850,000		Term Loan - Second Lien, 8.64%, Maturing January 31, 2013	758,625
			$22,442,224
Equipment Leasing — 0.8%
		AWAS Capital, Inc.
1,966,414		Term Loan - Second Lien, 8.81%, Maturing March 22, 2013	$1,592,796
		The Hertz Corp.
2,206,609		Term Loan, 4.21%, Maturing December 21, 2012	2,035,597
400,000		Term Loan, 4.55%, Maturing December 21, 2012	369,000
			$3,997,393
Farming/Agriculture — 0.5%
		BF Bolthouse HoldCo, LLC
1,150,000		Term Loan - Second Lien, 8.30%, Maturing December 16, 2013	$1,098,250
		Central Garden & Pet Co.
2,028,313		Term Loan, 3.97%, Maturing February 28, 2014	1,800,127
			$2,898,377
Financial Intermediaries — 2.4%
		Citco III, Ltd.
2,642,561		Term Loan, 5.13%, Maturing June 30, 2014	$2,378,305
		Grosvenor Capital Management
1,470,067		Term Loan, 4.55%, Maturing December 5, 2013	1,403,914
		INVESTools, Inc.
384,000		Term Loan, 6.06%, Maturing August 13, 2012	349,440
		Jupiter Asset Management Group
GBP	418,271	Term Loan, 7.90%, Maturing June 30, 2015	715,441
		Lender Processing Services, Inc.
825,000		Term Loan, 4.96%, Maturing July 2, 2014	826,031
		LPL Holdings, Inc.
4,041,439		Term Loan, 4.67%, Maturing December 18, 2014	3,839,367
		Nuveen Investments, Inc.
1,471,313		Term Loan, 5.46%, Maturing November 2, 2014	1,364,642
		Oxford Acquisition III, Ltd.
916,637		Term Loan, 4.55%, Maturing May 24, 2014	834,369
		RJO Holdings Corp. (RJ O’Brien)
471,438		Term Loan, 5.47%, Maturing July 31, 2014	318,220
		Travelex America Holdings, Inc.
375,000		Term Loan, 5.54%, Maturing October 31, 2013	349,922
375,000		Term Loan, 6.04%, Maturing October 31, 2014	349,922
			$12,729,573
Food Products — 3.7%
		Acosta, Inc.
3,039,842		Term Loan, 4.72%, Maturing July 28, 2013	$2,847,952
		Advantage Sales & Marketing, Inc.
2,242,210		Term Loan, 4.56%, Maturing March 29, 2013	2,103,007
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.98%, Maturing December 31, 2013	210,902
EUR	852,941	Term Loan, 7.01%, Maturing December 31, 2014	1,223,229
		Dean Foods Co.
4,426,525		Term Loan, 4.30%, Maturing April 2, 2014	4,192,751
		Pinnacle Foods Finance, LLC
3,737,250		Term Loan, 5.43%, Maturing April 2, 2014	3,422,697
		Provimi Group SA
EUR	46,773	Term Loan - Second Lien, 4.51%, Maturing June 28, 2015 (2)	54,916
252,404		Term Loan, 4.71%, Maturing June 28, 2015	229,057
205,103		Term Loan, 4.71%, Maturing June 28, 2015	186,131
EUR	457,186	Term Loan, 6.73%, Maturing June 28, 2015	647,341
EUR	265,285	Term Loan, 6.73%, Maturing June 28, 2015	375,624
EUR	438,752	Term Loan, 6.73%, Maturing June 28, 2015	621,240
EUR	598,067	Term Loan, 6.73%, Maturing June 28, 2015	846,820
EUR	697,446	Term Loan - Second Lien, 4.15%, Maturing December 28, 2016 (2)	818,863
282,126		Term Loan - Second Lien, 6.71%, Maturing December 28, 2016 (2)	212,300

		Reddy Ice Group, Inc.
1,970,000		Term Loan, 4.54%, Maturing August 9, 2012	$1,699,125
			$19,691,955
Food Service — 2.9%
		AFC Enterprises, Inc.
431,737		Term Loan, 5.06%, Maturing May 23, 2009	$410,150
		Aramark Corp.
180,813		Term Loan, 4.47%, Maturing January 26, 2014	172,178
2,842,419		Term Loan, 4.68%, Maturing January 26, 2014	2,706,688
GBP	985,000	Term Loan, 8.07%, Maturing January 27, 2014	1,795,092
		Buffets, Inc.
453,687		Term Loan, 9.71%, Maturing January 22, 2009	272,212
45,200		Term Loan, 9.71%, Maturing January 22, 2009	27,120
1,126,576		DIP Loan, 11.25%, Maturing January 22, 2009	1,132,209
141,467		Term Loan, 4.70%, Maturing May 1, 2013	61,892
943,706		Term Loan, 9.71%, Maturing November 1, 2013	412,871
		CBRL Group, Inc.
1,752,409		Term Loan, 4.29%, Maturing April 27, 2013	1,623,169
		JRD Holdings, Inc.
1,379,688		Term Loan, 5.05%, Maturing June 26, 2014	1,296,906
		NPC International, Inc.
373,356		Term Loan, 4.49%, Maturing May 3, 2013	345,354
		OSI Restaurant Partners, LLC
185,739		Term Loan, 5.03%, Maturing May 9, 2013	156,021
2,282,101		Term Loan, 5.13%, Maturing May 9, 2014	1,916,965
		QCE Finance, LLC
1,228,693		Term Loan, 4.81%, Maturing May 5, 2013	1,049,304
950,000		Term Loan - Second Lien, 8.55%, Maturing November 5, 2013	779,000
		Sagittarius Restaurants, LLC
391,000		Term Loan, 9.50%, Maturing March 29, 2013	307,913
		Selecta
EUR	741,246	Term Loan - Second Lien, 9.12%, Maturing December 28, 2015	962,810
			$15,427,854
Food/Drug Retailers — 3.8%
		General Nutrition Centers, Inc.
3,422,808		Term Loan, 5.05%, Maturing September 16, 2013	$3,046,299
		Iceland Foods Group, Ltd.
GBP	1,250,000	Term Loan, 7.66%, Maturing May 2, 2014	2,401,841
GBP	1,250,000	Term Loan, 8.16%, Maturing May 2, 2015	2,401,841
		Pantry, Inc. (The)
827,750		Term Loan, 4.22%, Maturing May 15, 2014	744,975
238,292		Term Loan, 4.22%, Maturing May 15, 2014	214,463
		Rite Aid Corp.
6,384,000		Term Loan, 4.22%, Maturing June 1, 2014	5,655,158
1,075,000		Term Loan, 6.00%, Maturing June 4, 2014	978,250
		Roundy’s Supermarkets, Inc.
4,530,167		Term Loan, 5.21%, Maturing November 3, 2011	4,354,623
			$19,797,450
Forest Products — 2.3%
		Appleton Papers, Inc.
1,336,500		Term Loan, 4.49%, Maturing June 5, 2014	$1,234,035
		Georgia-Pacific Corp.
8,628,750		Term Loan, 4.45%, Maturing December 20, 2012	8,159,130
		Newpage Corp.
1,492,500		Term Loan, 6.56%, Maturing December 5, 2014	1,478,815
		Xerium Technologies, Inc.
1,243,030		Term Loan, 8.30%, Maturing May 18, 2012	1,096,974
			$11,968,954
Healthcare — 14.1%
		Accellent, Inc.
2,313,440		Term Loan, 5.14%, Maturing November 22, 2012	$2,093,663
		Advanced Medical Optics, Inc.
994,962		Term Loan, 4.52%, Maturing April 2, 2014	914,122

		Alliance Imaging, Inc.
1,022,942		Term Loan, 5.30%, Maturing December 29, 2011	$996,090
		American Medical Systems
1,164,384		Term Loan, 4.94%, Maturing July 20, 2012	1,097,432
		AMN Healthcare, Inc.
279,697		Term Loan, 4.55%, Maturing November 2, 2011	272,705
		AMR HoldCo, Inc.
1,869,552		Term Loan, 4.69%, Maturing February 10, 2012	1,820,476
		Biomet, Inc.
2,729,375		Term Loan, 5.80%, Maturing December 26, 2014	2,684,447
EUR	1,215,813	Term Loan, 7.95%, Maturing December 26, 2014	1,863,774
		Bright Horizons Family Solutions, Inc.
950,000		Term Loan, 7.49%, Maturing May 15, 2015	937,235
		Capio AB
EUR	227,051	Term Loan, 6.69%, Maturing April 24, 2015	340,363
EUR	272,949	Term Loan, 6.69%, Maturing April 24, 2015	409,167
EUR	227,051	Term Loan, 6.81%, Maturing April 16, 2016	340,363
EUR	272,949	Term Loan, 6.81%, Maturing April 24, 2016	409,167
		Cardinal Health 409, Inc.
4,247,212		Term Loan, 5.05%, Maturing April 10, 2014	3,726,929
		Carestream Health, Inc.
2,859,924		Term Loan, 4.75%, Maturing April 30, 2013	2,523,883
1,000,000		Term Loan - Second Lien, 7.96%, Maturing October 30, 2013	715,000
		Carl Zeiss Vision Holding GmbH
1,300,000		Term Loan, 5.14%, Maturing March 23, 2015	940,333
		Community Health Systems, Inc.
385,151		Term Loan, 0.00%, Maturing July 25, 2014 (2)	365,223
7,528,298		Term Loan, 4.85%, Maturing July 25, 2014	7,138,791
		Concentra, Inc.
600,000		Term Loan - Second Lien, 8.30%, Maturing June 25, 2015	393,000
		ConMed Corp.
475,139		Term Loan, 3.96%, Maturing April 13, 2013	464,448
		CRC Health Corp.
491,250		Term Loan, 5.05%, Maturing February 6, 2013	455,634
488,794		Term Loan, 5.05%, Maturing February 6, 2013	453,356
		Dako EQT Project Delphi
500,000		Term Loan - Second Lien, 6.54%, Maturing December 12, 2016	310,834
		DaVita, Inc.
4,047,997		Term Loan, 4.10%, Maturing October 5, 2012	3,904,872
		DJO Finance, LLC
796,000		Term Loan, 5.62%, Maturing May 15, 2014	774,110
		Fenwal, Inc.
500,000		Term Loan - Second Lien, 7.90%, Maturing August 28, 2014	425,000
		Fresenius Medical Care Holdings
497,924		Term Loan, 4.17%, Maturing March 31, 2013	484,931
		Hanger Orthopedic Group, Inc.
702,985		Term Loan, 4.47%, Maturing May 30, 2013	678,380
		HCA, Inc.
7,172,109		Term Loan, 5.05%, Maturing November 18, 2013	6,754,233
		Health Management Association, Inc.
6,247,648		Term Loan, 4.55%, Maturing February 28, 2014	5,788,840
		HealthSouth Corp.
1,493,167		Term Loan, 5.29%, Maturing March 10, 2013	1,414,508
		Iasis Healthcare, LLC
77,901		Term Loan, 4.46%, Maturing March 14, 2014	72,805
292,130		Term Loan, 4.46%, Maturing March 14, 2014	273,020
844,281		Term Loan, 4.46%, Maturing March 14, 2014	789,051
		Ikaria Acquisition, Inc.
532,551		Term Loan, 5.05%, Maturing March 28, 2013	508,586
		IM U.S. Holdings, LLC
994,975		Term Loan, 4.81%, Maturing June 26, 2014	940,251
625,000		Term Loan - Second Lien, 7.06%, Maturing June 26, 2015	589,063
		Invacare Corp.
664,200		Term Loan, 4.97%, Maturing February 12, 2013	621,027
		Leiner Health Products, Inc.
97,791		Term Loan, 8.75%, Maturing May 27, 2011 (3)	92,901
		LifePoint Hospitals, Inc.
2,063,187		Term Loan, 4.27%, Maturing April 15, 2012	1,997,938

		MultiPlan Merger Corp.
1,609,662		Term Loan, 5.00%, Maturing April 12, 2013	$1,525,658
1,147,842		Term Loan, 5.00%, Maturing April 12, 2013	1,087,939
		Mylan, Inc.
597,000		Term Loan, 5.93%, Maturing October 2, 2014	592,075
		National Mentor Holdings, Inc.
61,600		Term Loan, 4.59%, Maturing June 29, 2013	53,438
1,017,632		Term Loan, 4.81%, Maturing June 29, 2013	882,796
		National Rental Institutes, Inc.
815,335		Term Loan, 5.00%, Maturing March 31, 2013	705,265
		Nyco Holdings
EUR	984,850	Term Loan, 7.21%, Maturing December 29, 2014	1,220,646
EUR	984,850	Term Loan, 7.96%, Maturing December 29, 2015	1,220,646
		Physiotherapy Associates, Inc.
822,611		Term Loan, 6.25%, Maturing June 27, 2013	666,315
		RadNet Management, Inc.
541,753		Term Loan, 6.92%, Maturing November 15, 2012	517,374
		ReAble Therapeutics Finance, LLC
2,599,953		Term Loan, 4.81%, Maturing November 16, 2013	2,456,955
		Renal Advantage, Inc.
322,702		Term Loan, 5.28%, Maturing October 5, 2012	306,567
		Select Medical Holdings Corp.
2,123,487		Term Loan, 4.68%, Maturing February 24, 2012	1,986,522
		Sunrise Medical Holdings, Inc.
500,515		Term Loan, 6.84%, Maturing May 13, 2010	415,528
		Vanguard Health Holding Co., LLC
2,160,425		Term Loan, 5.05%, Maturing September 23, 2011	2,086,147
		Viant Holdings, Inc.
519,750		Term Loan, 5.05%, Maturing June 25, 2014	446,985
			$73,946,807
Home Furnishings — 1.9%
		Hunter Fan Co.
462,752		Term Loan, 5.18%, Maturing April 16, 2014	$369,045
		Interline Brands, Inc.
983,196		Term Loan, 4.19%, Maturing June 23, 2013	934,036
679,130		Term Loan, 4.19%, Maturing June 23, 2013	645,174
		National Bedding Co., LLC
1,487,449		Term Loan, 4.59%, Maturing August 31, 2011	1,173,846
1,050,000		Term Loan - Second Lien, 7.46%, Maturing August 31, 2012	750,750
		Sealy Mattress Co.
2,887,500		Term Loan, 3.94%, Maturing August 25, 2011	2,685,375
		Simmons Co.
2,799,380		Term Loan, 5.53%, Maturing December 19, 2011	2,627,918
1,000,000		Term Loan, 8.20%, Maturing February 15, 2012	635,000
			$9,821,144
Industrial Equipment — 4.2%
		Brand Energy and Infrastructure Services, Inc.
792,480		Term Loan, 6.06%, Maturing February 7, 2014	$752,856
		CEVA Group PLC U.S.
3,509,561		Term Loan, 5.46%, Maturing January 4, 2014	3,228,796
2,264,547		Term Loan, 5.46%, Maturing January 4, 2014	2,083,384
1,005,694		Term Loan, 5.80%, Maturing January 4, 2014	925,238
		EPD Holdings (Goodyear Engineering Products)
147,695		Term Loan, 4.97%, Maturing July 13, 2014	131,080
1,031,270		Term Loan, 5.30%, Maturing July 13, 2014	915,252
775,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	589,000
		Flowserve Corp.
1,979,929		Term Loan, 4.31%, Maturing August 10, 2012	1,923,006
		FR Brand Acquisition Corp.
739,217		Term Loan, 5.06%, Maturing February 7, 2014	680,079
		Generac Acquisition Corp.
1,762,302		Term Loan, 5.29%, Maturing November 7, 2013	1,418,653
500,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	351,667
		Gleason Corp.
138,408		Term Loan, 4.52%, Maturing June 30, 2013	131,488
568,403		Term Loan, 4.52%, Maturing June 30, 2013	539,983

		Itron, Inc.
EUR	323,358	Term Loan, 6.96%, Maturing April 18, 2014	$488,648
		Jason, Inc.
437,870		Term Loan, 4.96%, Maturing April 30, 2010	394,083
		John Maneely Co.
2,821,723		Term Loan, 6.04%, Maturing December 8, 2013	2,591,282
		KION Group GmbH
250,000		Term Loan, 4.46%, Maturing December 23, 2014	217,322
250,000		Term Loan, 4.96%, Maturing December 23, 2015	217,322
		Polypore, Inc.
2,994,750		Term Loan, 4.72%, Maturing July 3, 2014	2,815,065
		Sequa Corp.
993,167		Term Loan, 6.03%, Maturing November 30, 2014	941,440
		TFS Acquisition Corp.
687,750		Term Loan, 6.30%, Maturing August 11, 2013	646,485
			$21,982,129
Insurance — 3.3%
		Alliant Holdings I, Inc.
967,688		Term Loan, 5.80%, Maturing August 21, 2014	$895,111
		AmWINS Group, Inc.
997,481		Term Loan, 5.07%, Maturing June 8, 2013	812,947
500,000		Term Loan - Second Lien, 7.96%, Maturing June 8, 2014	327,500
		Applied Systems, Inc.
1,284,034		Term Loan, 5.30%, Maturing September 26, 2013	1,219,832
		CCC Information Services Group, Inc.
1,578,926		Term Loan, 5.06%, Maturing February 10, 2013	1,555,242
		Conseco, Inc.
3,468,942		Term Loan, 4.46%, Maturing October 10, 2013	3,041,828
		Crawford & Company
1,225,500		Term Loan, 5.56%, Maturing October 31, 2013	1,191,799
		Crump Group, Inc.
972,078		Term Loan, 5.81%, Maturing August 4, 2014	913,754
		Getty Images, Inc.
2,525,000		Term Loan, 7.25%, Maturing July 2, 2015	2,510,009
		Hub International Holdings
605,484		Term Loan, 5.30%, Maturing June 13, 2014 (2)	557,416
2,694,413		Term Loan, 5.30%, Maturing June 13, 2014	2,480,511
		U.S.I. Holdings Corp.
1,831,500		Term Loan, 5.56%, Maturing May 4, 2014	1,694,138
			$17,200,087
Leisure Goods/Activities/Movies — 10.7%
		24 Hour Fitness Worldwide, Inc.
1,637,313		Term Loan, 4.97%, Maturing June 8, 2012	$1,547,260
		AMC Entertainment, Inc.
2,825,567		Term Loan, 4.21%, Maturing January 26, 2013	2,664,202
		AMF Bowling Worldwide, Inc.
1,000,000		Term Loan - Second Lien, 8.95%, Maturing December 8, 2013	775,000
		Bombardier Recreational Products
1,822,785		Term Loan, 5.29%, Maturing June 28, 2013	1,667,848
		Butterfly Wendel US, Inc.
287,796		Term Loan, 5.63%, Maturing June 22, 2013	263,694
287,890		Term Loan, 5.38%, Maturing June 22, 2014	263,779
		Carmike Cinemas, Inc.
994,872		Term Loan, 6.31%, Maturing May 19, 2012	966,269
856,566		Term Loan, 6.47%, Maturing May 19, 2012	831,940
		Cedar Fair, L.P.
3,973,925		Term Loan, 4.46%, Maturing August 30, 2012	3,748,182
		Cinemark, Inc.
4,552,293		Term Loan, 4.53%, Maturing October 5, 2013	4,302,731
		Deluxe Entertainment Services
1,164,909		Term Loan, 5.01%, Maturing January 28, 2011	1,039,682
59,055		Term Loan, 5.05%, Maturing January 28, 2011	52,707
110,681		Term Loan, 5.05%, Maturing January 28, 2011	98,783
		Easton-Bell Sports, Inc.
1,276,290		Term Loan, 4.39%, Maturing March 16, 2012	1,159,829

	Fender Musical Instruments Corp.
335,563	Term Loan, 5.06%, Maturing June 9, 2014	$310,396
661,098	Term Loan, 5.17%, Maturing June 9, 2014	611,516
	Mega Blocks, Inc.
1,600,500	Term Loan, 8.25%, Maturing July 26, 2012	1,400,438
	Metro-Goldwyn-Mayer Holdings, Inc.
7,876,151	Term Loan, 6.05%, Maturing April 8, 2012	6,123,707
	National CineMedia, LLC
2,750,000	Term Loan, 4.54%, Maturing February 13, 2015	2,501,642
	Regal Cinemas Corp.
5,974,049	Term Loan, 4.30%, Maturing November 10, 2010	5,642,155
	Revolution Studios Distribution Co., LLC
1,105,564	Term Loan, 6.22%, Maturing December 21, 2014	1,028,175
800,000	Term Loan, 9.47%, Maturing June 21, 2015	676,000
	Six Flags Theme Parks, Inc.
3,118,500	Term Loan, 4.88%, Maturing April 30, 2015	2,674,893
	Southwest Sports Group, LLC
1,875,000	Term Loan, 5.31%, Maturing December 22, 2010	1,650,000
	Ticketmaster
1,750,000	Term Loan, 0.00%, Maturing July 22, 2014 (2)	1,754,375
	Universal City Development Partners, Ltd.
1,721,345	Term Loan, 5.69%, Maturing June 9, 2011	1,708,435
	WMG Acquisition Corp.
875,000	Revolving Loan, 4.25%, Maturing February 28, 2010 (2)	818,125
9,634,200	Term Loan, 4.61%, Maturing February 28, 2011	9,016,002
	Zuffa, LLC
1,361,898	Term Loan, 4.50%, Maturing June 20, 2016	1,143,994
		$56,441,759
Lodging and Casinos — 4.2%
	Ameristar Casinos, Inc.
1,072,500	Term Loan, 5.02%, Maturing November 10, 2012	$1,018,875
	Bally Technologies, Inc.
4,563,921	Term Loan, 6.12%, Maturing September 5, 2009	4,523,987
	Isle of Capri Casinos, Inc.
1,324,853	Term Loan, 4.55%, Maturing November 30, 2013	1,147,101
399,464	Term Loan, 4.55%, Maturing November 30, 2013	345,869
529,941	Term Loan, 4.55%, Maturing November 30, 2013	458,840
	LodgeNet Entertainment Corp.
2,286,823	Term Loan, 4.81%, Maturing April 4, 2014	2,065,287
	New World Gaming Partners, Ltd.
1,015,729	Term Loan, 5.28%, Maturing June 30, 2014	877,336
204,167	Term Loan, 5.28%, Maturing June 30, 2014	176,349
	Penn National Gaming, Inc.
6,389,325	Term Loan, 4.47%, Maturing October 3, 2012	6,147,444
	Venetian Casino Resort/Las Vegas Sands Inc.
865,000	Term Loan, 4.56%, Maturing May 14, 2014	749,424
3,425,400	Term Loan, 4.56%, Maturing May 23, 2014	2,967,719
	Wimar OpCo, LLC
1,883,308	Term Loan, 8.25%, Maturing January 3, 2012	1,606,697
		$22,084,928
Nonferrous Metals/Minerals — 2.0%
	Alpha Natural Resources, LLC
815,937	Term Loan, 4.55%, Maturing October 26, 2012	$811,858
	Euramax International, Inc.
580,533	Term Loan, 8.00%, Maturing June 28, 2012	512,611
501,316	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	353,428
248,684	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	175,322
	Murray Energy Corp.
899,775	Term Loan, 5.50%, Maturing January 28, 2010	877,281
	Neo Material Technologies, Inc.
431,252	Term Loan, 6.50%, Maturing August 31, 2009	424,783
	Noranda Aluminum Acquisition
2,230,769	Term Loan, 4.47%, Maturing May 18, 2014	2,102,499

		Novelis, Inc.
626,484		Term Loan, 4.81%, Maturing June 28, 2014	$597,248
1,378,266		Term Loan, 4.81%, Maturing June 28, 2014	1,313,946
		Oxbow Carbon and Mineral Holdings
3,051,358		Term Loan, 4.79%, Maturing May 8, 2014	2,856,834
273,173		Term Loan, 4.80%, Maturing May 8, 2014	255,758
			$10,281,568
Oil and Gas — 2.2%
		Atlas Pipeline Partners, L.P.
1,500,000		Term Loan, 4.97%, Maturing July 20, 2014	$1,466,250
		Big West Oil, LLC
398,750		Term Loan, 4.46%, Maturing May 1, 2014	366,850
319,000		Term Loan, 4.46%, Maturing May 1, 2014	293,480
		Dresser, Inc.
1,431,601		Term Loan, 4.97%, Maturing May 4, 2014	1,376,723
1,000,000		Term Loan - Second Lien, 8.47%, Maturing May 4, 2015	960,000
		Dynegy Holdings, Inc.
226,592		Term Loan, 3.96%, Maturing April 2, 2013	211,184
		Dynegy Holdings, Inc., Sr. Notes
2,772,266		Term Loan, 3.96%, Maturing April 2, 2013	2,583,752
		Enterprise GP Holdings, L.P.
1,125,000		Term Loan, 4.71%, Maturing October 31, 2014	1,104,609
		Niska Gas Storage
96,845		Term Loan, 4.41%, Maturing May 13, 2011	90,308
46,882		Term Loan, 4.84%, Maturing May 13, 2011	43,718
65,602		Term Loan, 4.84%, Maturing May 13, 2011	61,174
599,746		Term Loan, 4.53%, Maturing May 12, 2013	559,263
		Targa Resources, Inc.
961,324		Term Loan, 4.65%, Maturing October 31, 2012	928,880
1,365,968		Term Loan, 4.80%, Maturing October 31, 2012	1,319,866
			$11,366,057
Publishing — 10.8%
		American Media Operations, Inc.
4,187,087		Term Loan, 5.99%, Maturing January 31, 2013	$3,904,459
		Aster Zweite Beteiligungs GmbH
775,000		Term Loan, 4.88%, Maturing September 27, 2013	651,000
		CanWest MediaWorks, Ltd.
792,000		Term Loan, 4.65%, Maturing July 10, 2014	738,540
		Dex Media West, LLC
2,370,000		Term Loan, 7.00%, Maturing October 24, 2014	2,246,317
		GateHouse Media Operating, Inc.
2,078,261		Term Loan, 4.65%, Maturing August 28, 2014	1,249,554
871,739		Term Loan, 4.79%, Maturing August 28, 2014	524,133
675,000		Term Loan, 4.93%, Maturing August 28, 2014	410,063
		Idearc, Inc.
10,347,723		Term Loan, 4.79%, Maturing November 17, 2014	7,747,858
		Laureate Education, Inc.
351,599		Term Loan, 0.00%, Maturing August 17, 2014 (2)	326,767
2,355,492		Term Loan, 5.71%, Maturing August 17, 2014	2,189,135
		Local Insight Regatta Holdings, Inc.
1,700,000		Term Loan, 7.75%, Maturing April 23, 2015	1,551,250
		MediaNews Group, Inc.
955,500		Term Loan, 6.25%, Maturing August 2, 2013	788,288
		Mediannuaire Holding
EUR	500,000	Term Loan - Second Lien, 8.72%, Maturing April 10, 2016	611,748
		Merrill Communications, LLC
1,280,845		Term Loan, 4.94%, Maturing February 9, 2009	1,088,718
1,000,000		Term Loan - Second Lien, 9.52%, Maturing November 15, 2013	750,000
		Nebraska Book Co., Inc.
1,387,620		Term Loan, 5.13%, Maturing March 4, 2011	1,304,363
		Nelson Education, Ltd.
496,250		Term Loan, 5.30%, Maturing July 5, 2014	440,422
		Newsday, LLC (NMG Company, LLC)
650,000		Term Loan, Maturing August 1, 2013 (5)	649,594
		Nielsen Finance, LLC
6,803,853		Term Loan, 4.73%, Maturing August 9, 2013	6,341,157

		Philadelphia Newspapers, LLC
708,076		Term Loan, 9.50%, Maturing June 29, 2013	$518,666
		R.H. Donnelley Corp.
2,877,334		Term Loan, 6.75%, Maturing June 30, 2010	2,745,457
		Reader’s Digest Association, Inc. (The)
3,258,750		Term Loan, 4.61%, Maturing March 2, 2014	2,791,664
		SGS International, Inc.
682,500		Term Loan, 5.31%, Maturing December 30, 2011	634,725
		Source Interlink Companies, Inc.
1,994,962		Term Loan, 5.71%, Maturing August 1, 2014	1,635,869
		TL Acquisitions, Inc.
1,910,562		Term Loan, 4.96%, Maturing July 5, 2014	1,692,938
		Trader Media Corp.
GBP	2,334,000	Term Loan, 7.50%, Maturing March 23, 2015	3,772,711
		Tribune Co.
1,575,533		Term Loan, 5.54%, Maturing May 17, 2009	1,526,692
1,994,975		Term Loan, 5.79%, Maturing May 17, 2014	1,371,545
1,940,288		Term Loan, 5.79%, Maturing May 17, 2014	1,393,369
		Xsys US, Inc.
1,856,807		Term Loan, 4.88%, Maturing September 27, 2013	1,559,718
1,896,271		Term Loan, 4.88%, Maturing September 27, 2014	1,592,868
		Yell Group, PLC
2,600,000		Term Loan, 4.46%, Maturing February 10, 2013	2,278,250
			$57,027,838
Radio and Television — 6.9%
		Block Communications, Inc.
828,750		Term Loan, 4.80%, Maturing December 22, 2011	$797,672
		Citadel Broadcasting Corp.
1,000,000		Term Loan, 4.27%, Maturing June 12, 2014	820,000
		CMP KC, LLC
968,688		Term Loan, 6.50%, Maturing May 5, 2013	721,963
		CMP Susquehanna Corp.
1,322,000		Term Loan, 4.49%, Maturing May 5, 2013	1,090,650
		Discovery Communications, Inc.
1,403,269		Term Loan, 4.80%, Maturing April 30, 2014	1,374,151
		Emmis Operating Co.
793,444		Term Loan, 4.78%, Maturing November 2, 2013	700,710
		Entravision Communications Corp.
1,245,500		Term Loan, 4.29%, Maturing September 29, 2013	1,155,980
		Gray Television, Inc.
1,136,077		Term Loan, 4.29%, Maturing January 19, 2015	969,926
		HIT Entertainment, Inc.
750,335		Term Loan, 4.79%, Maturing March 20, 2012	652,791
		NEP II, Inc.
617,183		Term Loan, 5.05%, Maturing February 16, 2014	560,093
		Nexstar Broadcasting, Inc.
1,685,930		Term Loan, 4.42%, Maturing October 1, 2012	1,538,411
1,781,224		Term Loan, 4.55%, Maturing October 1, 2012	1,625,367
		NextMedia Operating, Inc.
106,894		Term Loan, 6.46%, Maturing November 15, 2012	98,076
240,515		Term Loan, 6.46%, Maturing November 15, 2012	220,672
		PanAmSat Corp.
2,139,258		Term Loan, 5.29%, Maturing January 3, 2014	2,024,054
2,138,613		Term Loan, 5.29%, Maturing January 3, 2014	2,023,444
2,138,613		Term Loan, 5.29%, Maturing January 3, 2014	2,023,444
		Panamsat Corporation
333,400		Term Loan, Maturing January 3, 2014 (5)	316,730
333,300		Term Loan, Maturing January 3, 2014 (5)	316,635
333,300		Term Loan, Maturing January 3, 2014 (5)	316,635
		Paxson Communications Corp.
2,500,000		Term Loan, 6.04%, Maturing January 15, 2012	2,025,000
		Raycom TV Broadcasting, LLC
875,000		Term Loan, 4.00%, Maturing June 25, 2014	809,375
		SFX Entertainment
1,139,185		Term Loan, 5.72%, Maturing June 21, 2013	1,070,834
		Sirius Satellite Radio, Inc.
496,250		Term Loan, 5.43%, Maturing December 19, 2012	444,144

		Tyrol Acquisition 2 SAS
EUR	800,000	Term Loan, 6.48%, Maturing January 19, 2015	$1,060,190
EUR	800,000	Term Loan, 7.40%, Maturing January 19, 2016	1,060,190
		Univision Communications, Inc.
3,889,375		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	3,730,560
7,625,000		Term Loan, 5.03%, Maturing September 29, 2014	6,260,842
		Young Broadcasting, Inc.
712,950		Term Loan, 5.31%, Maturing November 3, 2012	623,831
			$36,432,370
Rail Industries — 0.7%
		Kansas City Southern Railway Co.
1,984,500		Term Loan, 4.33%, Maturing April 26, 2013	$1,922,484
		Rail America, Inc.
94,240		Term Loan, 6.79%, Maturing August 14, 2009	94,122
1,455,760		Term Loan, 6.79%, Maturing August 13, 2010	1,453,940
			$3,470,546
Retailers (Except Food and Drug) — 3.6%
		American Achievement Corp.
340,901		Term Loan, 5.02%, Maturing March 25, 2011	$337,492
		Amscan Holdings, Inc.
493,750		Term Loan, 4.98%, Maturing May 25, 2013	434,500
		Claire’s Stores, Inc.
346,500		Term Loan, 5.45%, Maturing May 24, 2014	239,735
		Cumberland Farms, Inc.
1,539,773		Term Loan, 4.91%, Maturing September 29, 2013	1,462,784
		Educate, Inc.
500,000		Term Loan - Second Lien, 8.06%, Maturing June 14, 2014	422,500
		FTD, Inc.
1,450,000		Term Loan, Maturing July 31, 2014 (5)	1,417,375
		Harbor Freight Tools USA, Inc.
684,853		Term Loan, 4.71%, Maturing July 15, 2010	606,095
		Josten’s Corp.
1,509,741		Term Loan, 5.17%, Maturing October 4, 2011	1,475,772
		Neiman Marcus Group, Inc.
802,215		Term Loan, 4.42%, Maturing April 5, 2013	749,741
		Orbitz Worldwide, Inc.
1,171,150		Term Loan, 5.66%, Maturing July 25, 2014	948,632
		Oriental Trading Co., Inc.
1,125,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	815,625
2,574,147		Term Loan, 4.83%, Maturing July 31, 2013	2,123,671
		Rent-A-Center, Inc.
905,091		Term Loan, 4.52%, Maturing November 15, 2012	855,311
		Rover Acquisition Corp.
2,216,250		Term Loan, 4.98%, Maturing October 26, 2013	2,033,409
		Savers, Inc.
336,643		Term Loan, 5.55%, Maturing August 11, 2012	319,811
368,271		Term Loan, 5.55%, Maturing August 11, 2012	349,857
		The Yankee Candle Company, Inc.
3,123,519		Term Loan, 4.80%, Maturing February 6, 2014	2,826,785
		Vivarte
EUR	750,000	Term Loan, 6.47%, Maturing May 29, 2015	764,673
EUR	750,000	Term Loan, 6.97%, Maturing May 29, 2016	764,673
			$18,948,441
Steel — 0.5%
		Algoma Acquisition Corp.
1,046,089		Term Loan, 4.96%, Maturing June 20, 2013	$988,554
		Niagara Corp.
2,009,725		Term Loan, 7.47%, Maturing June 29, 2014	1,768,558
			$2,757,112
Surface Transport — 0.4%
		Gainey Corp.
1,212,304		Term Loan, 7.00%, Maturing April 20, 2012 (3)	$430,368
		Oshkosh Truck Corp.
916,252		Term Loan, 4.41%, Maturing December 6, 2013	838,800

		Ozburn-Hessey Holding Co., LLC
486,140		Term Loan, 6.16%, Maturing August 9, 2012	$435,095
		Swift Transportation Co., Inc.
805,814		Term Loan, 6.13%, Maturing May 10, 2014	620,980
			$2,325,243
Telecommunications — 5.8%
		Alaska Communications Systems Holdings, Inc.
985,347		Term Loan, 4.55%, Maturing February 1, 2012	$930,846
		Alltell Communication
1,492,481		Term Loan, 5.56%, Maturing May 16, 2014	1,476,485
3,136,350		Term Loan, 5.21%, Maturing May 16, 2015	3,125,081
		Asurion Corp.
1,900,000		Term Loan, 5.78%, Maturing July 13, 2012	1,792,333
1,000,000		Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	928,750
		Centennial Cellular Operating Co., LLC
4,445,833		Term Loan, 4.74%, Maturing February 9, 2011	4,369,143
		CommScope, Inc.
2,133,522		Term Loan, 5.23%, Maturing November 19, 2014	2,056,182
		FairPoint Communications, Inc.
4,425,000		Term Loan, 5.75%, Maturing March 31, 2015	3,900,222
		Intelsat Subsidiary Holding Co.
957,938		Term Loan, 5.29%, Maturing July 3, 2013	920,578
		Iowa Telecommunications Services
1,616,000		Term Loan, 4.56%, Maturing November 23, 2011	1,537,894
		IPC Systems, Inc.
1,089,000		Term Loan, 5.05%, Maturing May 31, 2014	830,363
500,000		Term Loan - Second Lien, 8.06%, Maturing May 31, 2015	343,750
		Macquarie UK Broadcast Ventures, Ltd.
GBP	775,000	Term Loan, 7.39%, Maturing December 26, 2014	1,337,925
		NTelos, Inc.
1,165,795		Term Loan, 5.27%, Maturing August 24, 2011	1,141,750
		Palm, Inc.
769,188		Term Loan, 5.97%, Maturing April 24, 2014	507,664
		Stratos Global Corp.
987,000		Term Loan, 5.30%, Maturing February 13, 2012	933,949
		Telesat Canada, Inc.
51,482		Term Loan, 5.67%, Maturing October 22, 2014 (2)	49,145
599,910		Term Loan, 5.77%, Maturing October 22, 2014	572,679
		Trilogy International Partners
850,000		Term Loan, 6.30%, Maturing June 29, 2012	726,750
		Windstream Corp.
3,059,007		Term Loan, 4.29%, Maturing July 17, 2013	2,962,936
			$30,444,425
Utilities — 3.3%
		AEI Finance Holding, LLC
269,751		Revolving Loan, 5.40%, Maturing March 30, 2012	$248,171
1,967,284		Term Loan, 5.80%, Maturing March 30, 2014	1,809,901
		Astoria Generating Co.
1,000,000		Term Loan - Second Lien, 6.56%, Maturing August 23, 2013	960,000
		BRSP, LLC
1,721,685		Term Loan, 5.86%, Maturing July 13, 2009	1,670,034
		Calpine Corp.
839,407		DIP Loan, 5.69%, Maturing March 30, 2009	789,567
		Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.72%, Maturing October 24, 2012	665,558
GBP	480,000	Term Loan, 9.65%, Maturing October 24, 2012	847,429
		Mirant North America, LLC
656,017		Term Loan, 4.21%, Maturing January 3, 2013	636,883
		NRG Energy, Inc.
2,093,940		Term Loan, 4.30%, Maturing June 1, 2014	1,997,095
4,274,422		Term Loan, 4.30%, Maturing June 1, 2014	4,076,730

		Pike Electric, Inc.
	146,240	Term Loan, 4.00%, Maturing July 1, 2012	$141,853
	339,771	Term Loan, 4.00%, Maturing December 10, 2012	329,578
		TXU Texas Competitive Electric Holdings Co., LLC
	2,339,856	Term Loan, 6.24%, Maturing October 10, 2014	2,205,314
	843,625	Term Loan, 6.26%, Maturing October 10, 2014	792,480
			$17,170,593
Total Senior Floating-Rate Interests (identified cost $897,987,256)			$824,884,326

Corporate Bonds & Notes — 11.1%

	Principal
	Amount
	(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
		Alion Science and Technologies Corp.
	$145	10.25%, 2/1/15	$100,956
		DRS Technologies, Inc., Sr. Sub. Notes
	80	7.625%, 2/1/18	83,600
		Hawker Beechcraft Acquisition
	150	9.75%, 4/1/17	148,875
		Vought Aircraft Industries, Inc., Sr. Notes
	85	8.00%, 7/15/11	78,837
			$412,268
Air Transport — 0.0%
		Continental Airlines
	$209	7.033%, 6/15/11	$173,849
			$173,849
Automotive — 0.2%
		Allison Transmission, Inc.
	$50	11.00%, 11/1/15 (6)	$45,500
		Altra Industrial Motion, Inc.
	335	9.00%, 12/1/11	340,025
		American Axle & Manufacturing, Inc.
	135	7.875%, 3/1/17	89,775
		Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	85,500
		Ford Motor Credit Co., Sr. Notes
440		5.70%, 1/15/10	379,180
		Tenneco, Inc.
	55	8.125%, 11/15/15	49,225
			$989,205
Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	$85	7.375%, 4/15/14	$67,575
			$67,575
Brokers/Dealers/Investment Houses — 0.0%
		Nuveen Investments, Inc.
	$30	5.00%, 9/15/10	$26,775
		Nuveen Investments, Inc., Sr. Notes
	125	10.50%, 11/15/15 (6)	113,125
			$139,900
Building and Development — 0.7%
		Grohe Holding GMBH, Variable Rate
EUR	2,000	7.838%, 1/15/14	$2,710,934
		Nortek, Inc., Sr. Notes
	235	10.00%, 12/1/13 (6)	211,500
		Panolam Industries International, Sr. Sub. Notes
	425	10.75%, 10/1/13	337,875

	Ply Gem Industries, Inc.
$240	11.75%, 6/15/13 (6)	$216,000
	Realogy Corp.
240	10.50%, 4/15/14	157,200
	Stanley Martin Co.
80	9.75%, 8/15/15	32,400
		$3,665,909
Business Equipment and Services — 0.5%
	Affinion Group, Inc.
$95	10.125%, 10/15/13	$95,950
205	11.50%, 10/15/15	205,000
	Ceridian Corp., Sr. Notes
275	11.25%, 11/15/15 (6)	250,937
	Education Management, LLC, Sr. Notes
415	8.75%, 6/1/14	375,575
	Education Management, LLC, Sr. Sub. Notes
595	10.25%, 6/1/16	519,137
	MediMedia USA, Inc., Sr. Sub. Notes
170	11.375%, 11/15/14 (6)	170,850
	Neff Corp., Sr. Notes
40	10.00%, 6/1/15	15,000
	Rental Service Corp.
450	9.50%, 12/1/14	371,250
	Travelport, LLC
380	9.875%, 9/1/14	321,100
30	11.875%, 9/1/16	23,625
	West Corp.
380	9.50%, 10/15/14	328,700
		$2,677,124
Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
$105	8.00%, 4/15/12	$101,062
	CCH I, Holdings LLC, Sr. Notes
205	11.00%, 10/1/15	155,287
	CCH II, Holdings LLC, Sr. Notes
65	10.25%, 10/1/13	57,525
50	10.25%, 10/1/13 (6)	44,000
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13	678,900
	Charter Communications, Inc., Sr. Notes
180	10.875%, 9/15/14 (6)	188,100
	Kabel Deutschland GmbH
190	10.625%, 7/1/14	195,225
	Mediacom Broadband Group Corp., LLC, Sr. Notes
120	8.50%, 10/15/15	107,700
	National Cable PLC
40	8.75%, 4/15/14	37,500
	XM Satellite Radio Holdings, Inc., Sr. Notes
205	13.00%, 8/1/13 (6)	188,087
		$1,753,386
Chemicals and Plastics — 0.2%
	CII Carbon, LLC
$185	11.125%, 11/15/15 (6)	$181,300
	INEOS Group Holdings PLC
305	8.50%, 2/15/16 (6)	205,875
	Nova Chemicals Corp., Sr. Notes, Variable Rate
195	5.953%, 11/15/13	165,750
	Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14 (6)	441,662
		$994,587

Clothing/Textiles — 0.3%
	Levi Strauss & Co., Sr. Notes
$440	9.75%, 1/15/15	$416,900
75	8.875%, 4/1/16	67,875
	Oxford Industries, Inc., Sr. Notes
790	8.875%, 6/1/11	762,350
	Perry Ellis International, Inc., Sr. Sub. Notes
360	8.875%, 9/15/13	334,800
		$1,581,925
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
$175	9.50%, 8/1/14	$168,000
155	11.75%, 8/1/16	149,962
		$317,962
Containers and Glass Products — 0.7%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$2,000	7.541%, 2/15/15	$1,870,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	277,450
	Pliant Corp. (PIK)
1,438	11.625%, 6/15/09	1,380,641
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
320	8.00%, 3/15/17	263,200
	Stone Container Corp., Sr. Notes
80	8.375%, 7/1/12	71,000
		$3,862,291
Cosmetics/Toiletries — 0.0%
	Bausch & Lomb, Inc., Sr. Notes
$195	9.875%, 11/1/15 (6)	$200,362
		$200,362
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$440	9.50%, 4/15/14	$444,400
		$444,400
Electronic/Electric — 0.1%
	Advanced Micro Devices, Inc., Sr. Notes
$445	7.75%, 11/1/12	$339,312
		$339,312
Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
$25	7.75%, 5/15/13	$22,969
	Avago Technologies Finance
170	10.125%, 12/1/13	180,200
215	11.875%, 12/1/15	230,050
	NXP BV/NXP Funding, LLC
105	7.875%, 10/15/14	87,937
	NXP BV/NXP Funding, LLC, Variable Rate
775	5.541%, 10/15/13	611,281
		$1,132,437
Equipment Leasing — 0.1%
	Hertz Corp.
$25	8.875%, 1/1/14	$23,063
	Hertz Corp.
350	10.50%, 1/1/16	306,250
		$329,313
Financial Intermediaries — 0.3%
	E*Trade Financial Corp.
$190	7.875%, 12/1/15	$160,550

	Ford Motor Credit Co.
$345	7.375%, 10/28/09	$314,336
	Ford Motor Credit Co., Sr. Notes
415	7.875%, 6/15/10	353,583
15	9.875%, 8/10/11	12,239
480	12.00%, 5/15/15	404,967
	General Motors Acceptance Corp., Variable Rate
110	3.926%, 5/15/09	97,376
		$1,343,051
Food Products — 0.2%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$520	11.50% (0.00% until November 2008), 11/1/11	$481,000
	Dole Foods Co., Sr. Notes
495	8.625%, 5/1/09	486,956
		$967,956
Food Service — 0.1%
	El Pollo Loco, Inc.
$370	11.75%, 11/15/13	$364,450
	NPC International, Inc.
390	9.50%, 5/1/14	333,450
		$697,900
Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate, (PIK)
$540	7.199%, 3/15/14	$461,700
	General Nutrition Center, Sr. Sub. Notes
365	10.75%, 3/15/15	309,337
	Rite Aid Corp.
245	10.375%, 7/15/16	228,462
285	7.50%, 3/1/17	232,275
		$1,231,774
Forest Products — 0.2%
	Georgia-Pacific Corp.
$5	9.50%, 12/1/11	$5,062
	Jefferson Smurfit Corp., Sr. Notes
200	8.25%, 10/1/12	176,500
75	7.50%, 6/1/13	62,625
	NewPage Corp.
430	10.00%, 5/1/12	413,875
260	12.00%, 5/1/13	250,250
	NewPage Corp., Variable Rate
135	9.123%, 5/1/12	128,925
	Verso Paper Holdings, LLC/Verso Paper, Inc.
265	11.375%, 8/1/16	223,925
		$1,261,162
Healthcare — 0.7%
	Accellent, Inc.
$210	10.50%, 12/1/13	$194,250
	Advanced Medical Optics, Inc., Sr. Sub. Notes
70	7.50%, 5/1/17	63,350
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	342,875
	Biomet, Inc.
400	11.625%, 10/15/17	424,500
	HCA, Inc.
264	8.75%, 9/1/10	267,960
30	7.875%, 2/1/11	29,850
135	9.125%, 11/15/14	139,387
285	9.25%, 11/15/16	294,262

	MultiPlan Inc., Sr. Sub. Notes
$485	10.375%, 4/15/16 (6)	$477,725
	National Mentor Holdings, Inc.
315	11.25%, 7/1/14	321,300
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	186,712
	US Oncology, Inc.
265	9.00%, 8/15/12	262,350
515	10.75%, 8/15/14	508,562
		$3,513,083
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
$135	8.125%, 6/15/14	$129,600
		$129,600
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$195	9.125%, 10/15/15	$203,288
	ESCO Corp., Sr. Notes
145	8.625%, 12/15/13 (6)	145,363
	ESCO Corp., Sr. Notes, Variable Rate
145	6.651%, 12/15/13 (6)	137,025
		$485,676
Insurance — 0.0%
	Alliant Holdings I, Inc.
$100	11.00%, 5/1/15 (6)	$89,500
	Hub International Holdings, Inc.
50	9.00%, 12/15/14 (6)	44,750
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
95	6.551%, 11/15/14 (6)	76,475
		$210,725
Leisure Goods/Activities/Movies — 0.6%
	AMC Entertainment, Inc.
$470	11.00%, 2/1/16	$478,225
	Bombardier, Inc., Sr. Notes
130	8.00%, 11/15/14 (6)	133,250
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13 (6)	148,200
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	7.383%, 4/1/12 (6)	309,600
	Marquee Holdings, Inc., Sr. Disc. Notes
665	9.505%, 8/15/14	530,338
	Ticketmaster, Sr. Notes
285	10.75%, 8/1/16 (6)	296,400
	Universal City Development Partners, Sr. Notes
240	11.75%, 4/1/10	245,400
	Universal City Florida Holdings, Sr. Notes, Variable Rate
920	7.623%, 5/1/10	897,000
		$3,038,413
Lodging and Casinos — 1.1%
	Buffalo Thunder Development Authority
$480	9.375%, 12/15/14 (6)	$280,800
	CCM Merger, Inc.
325	8.00%, 8/1/13 (6)	265,688
	Chukchansi EDA, Sr. Notes, Variable Rate
280	6.328%, 11/15/12 (6)	228,200
	Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15 (6)	259,475
	Galaxy Entertainment Finance
300	9.875%, 12/15/12 (6)	291,000

	Greektown Holdings, LLC, Sr. Notes
$100	10.75%, 12/1/13 (6)	$72,500
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
165	11.00%, 11/1/12 (6)	134,475
	Inn of the Mountain Gods, Sr. Notes
570	12.00%, 11/15/10	418,950
	Majestic HoldCo, LLC
140	12.50%, 10/15/11 (6)	3,500
	MGM Mirage, Inc.
115	7.50%, 6/1/16	92,288
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	118,300
215	7.125%, 8/15/14	156,950
195	6.875%, 2/15/15	137,475
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	406,125
	Park Place Entertainment
605	7.875%, 3/15/10	536,938
	Pinnacle Entertainment, Inc.
25	8.25%, 3/15/12	23,813
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
140	7.50%, 6/15/15	105,000
	Pokagon Gaming Authority, Sr. Notes
102	10.375%, 6/15/14 (6)	105,570
	San Pasqual Casino
110	8.00%, 9/15/13 (6)	100,650
	Scientific Games Corp.
60	7.875%, 6/15/16 (6)	58,500
	Seminole Hard Rock Entertainment, Variable Rate
175	5.30%, 3/15/14 (6)	142,626
	Station Casinos, Inc., Sr. Notes
110	6.00%, 4/1/12	74,250
	Trump Entertainment Resorts, Inc.
770	8.50%, 6/1/15	383,075
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15 (6)	293,725
	Waterford Gaming, LLC, Sr. Notes
328	8.625%, 9/15/14 (6)	309,960
	Wynn Las Vegas, LLC
310	6.625%, 12/1/14	282,100
		$5,281,933
Nonferrous Metals/Minerals — 0.2%
	Aleris International, Inc., Sr. Notes
$450	9.00%, 12/15/14	$346,500
	Aleris International, Inc., Sr. Sub. Notes
110	10.00%, 12/15/16	76,450
	FMG Finance PTY, Ltd.
490	10.625%, 9/1/16 (6)	570,850
	FMG Finance PTY, Ltd., Variable Rate
195	6.682%, 9/1/11 (6)	195,975
		$1,189,775
Oil and Gas — 1.1%
	Allis-Chalmers Energy, Inc., Sr. Notes
$425	9.00%, 1/15/14	$405,875
	Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	118,800
	Clayton Williams Energy, Inc.
175	7.75%, 8/1/13	166,250
	Compton Pet Finance Corp.
360	7.625%, 12/1/13	352,800
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	49,875

	El Paso Corp., Sr. Notes
$225	9.625%, 5/15/12	$245,213
	Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	149,575
	Forbes Energy Services, Sr. Notes
310	11.00%, 2/15/15 (6)	311,550
	OPTI Canada, Inc.
95	7.875%, 12/15/14	94,763
180	8.25%, 12/15/14	182,250
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	105,000
	Petrohawk Energy Corp.
120	7.875%, 6/1/15 (6)	116,700
	Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	808,913
	Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	122,475
	Petroplus Finance, Ltd.
350	7.00%, 5/1/17 (6)	304,500
	Plains Exploration & Production Co.
255	7.00%, 3/15/17	239,700
	Quicksilver Resources, Inc.
25	8.25%, 8/1/15	24,438
290	7.125%, 4/1/16	251,575
	Sandridge Energy, Inc., Sr. Notes
290	8.00%, 6/1/18 (6)	288,550
	SemGroup L.P., Sr. Notes
540	8.75%, 11/15/15 (6)	75,600
	SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	56,100
	Stewart & Stevenson, LLC, Sr. Notes
415	10.00%, 7/15/14	406,700
	United Refining Co., Sr. Notes
865	10.50%, 8/15/12	808,775
	VeraSun Energy Corp.
105	9.875%, 12/15/12	89,775
		$5,775,752
Publishing — 0.4%
	Dex Media West/Finance, Series B
$127	9.875%, 8/15/13	$100,013
	Harland Clarke Holdings
160	9.50%, 5/15/15	131,200
	Laureate Education, Inc.
90	10.00%, 8/15/15 (6)	80,438
890	10.25%, 8/15/15 (6)	770,963
	Nielsen Finance, LLC
175	10.00%, 8/1/14	177,188
365	10.00%, 8/1/14 (6)	369,563
145	0.00%, 8/1/16	99,688
	R.H. Donnelley Corp.
455	8.875%, 10/15/17	220,675
	Reader’s Digest Association, Inc., (The), Sr. Sub. Notes
595	9.00%, 2/15/17 (6)	339,150
		$2,288,878
Radio and Television — 0.0%
	Rainbow National Services, LLC, Sr. Sub. Debs.
$145	10.375%, 9/1/14 (6)	$154,244
		$154,244
Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
$175	7.50%, 3/1/14	$162,750
	Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	275,800
100	7.375%, 6/1/14	96,750
190	8.00%, 6/1/15	192,850
		$728,150

Retailers (Except Food and Drug) — 0.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
$400	8.75%, 5/1/14	$350,000
	GameStop Corp.
1,255	8.00%, 10/1/12	1,298,925
	Neiman Marcus Group, Inc.
310	9.00%, 10/15/15	305,350
1,230	10.375%, 10/15/15	1,211,550
	Sally Holdings, LLC
40	9.25%, 11/15/14	39,200
	Sally Holdings, LLC, Sr. Notes
330	10.50%, 11/15/16	319,275
	Toys “R” Us
225	7.375%, 10/15/18	164,250
	Yankee Acquisition Corp., Series B
545	8.50%, 2/15/15	403,300
150	9.75%, 2/15/17	87,000
		$4,178,850
Services — 0.0%
	First Data Corp.
$155	9.875%, 9/24/15 (6)	$137,369
		$137,369
Steel — 0.1%
	RathGibson, Inc., Sr. Notes
$445	11.25%, 2/15/14	$424,975
	Ryerson, Inc., Sr. Notes, Variable Rate
20	10.248%, 11/1/14 (6)	19,100
	Steel Dynamics, Inc., Sr. Notes
205	7.375%, 11/1/12	203,975
		$648,050
Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
$210	10.00%, 9/1/14 (6)	$213,150
		$213,150
Telecommunications — 0.8%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$205	10.125%, 6/15/13	$214,225
	Digicel Group, Ltd., Sr. Notes
300	9.25%, 9/1/12 (6)	307,500
672	9.125%, 1/15/15 (6)	621,600
	Intelsat Bermuda, Ltd.
645	11.25%, 6/15/16	672,413
	Nortel Networks, Ltd.
470	10.75%, 7/15/16 (6)	462,950
	Qwest Communications International, Inc.
500	7.50%, 2/15/14	463,750
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	128,450
	Qwest Corp., Sr. Notes, Variable Rate
925	6.026%, 6/15/13	862,563
	Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	192,850
60	8.625%, 8/1/16	61,050
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
90	11.00%, 12/1/17 (6)	58,950
		$4,046,301
Utilities — 0.4%
	AES Corp.
$55	8.00%, 10/15/17	$54,450
	Dynegy Holdings, Inc., Sr. Notes
30	7.75%, 6/1/19	27,750

	Edison Mission Energy
$25	7.50%, 6/15/13	$25,250
	Energy Future Holdings, Sr. Notes
370	10.875%, 11/1/17 (6)	382,950
	NGC Corp.
390	7.625%, 10/15/26	327,600
	NRG Energy, Inc.
140	7.25%, 2/1/14	136,850
355	7.375%, 1/15/17	343,463
	NRG Energy, Inc., Sr. Notes
120	7.375%, 2/1/16	116,700
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,400
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
240	10.25%, 11/1/15 (6)	241,200
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
195	10.25%, 11/1/15 (6)	195,975
		$1,871,588
Total Corporate Bonds & Notes (identified cost $63,287,687)		$58,475,185

Asset Backed Securities — 1.4%

Principal
Amount
(000’s omitted)	Security	Value
$750	Alzette European CLO SA, Series 2004-1A, Class E2, 11.86%, 12/15/20 (6) (7)	$676,425
760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.588%, 2/24/19 (6) (7)	531,012
1,000	Babson Ltd., Series 2005-1A, Class C1, 4.663%, 4/15/19 (6) (7)	659,800
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.763%, 1/15/19 (6) (7)	677,100
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.166%, 8/11/16 (6) (7)	722,000
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.177%, 3/8/17 (7)	685,900
750	Centurion CDO Ltd., Series 2005-9A, Class D1, 7.539%, 7/17/19 (6) (7)	468,375
750	Comstock Funding Ltd., Series 2006-1A, Class D, 6.899%, 5/30/20 (6) (7)	406,275
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 5.449%, 7/30/16 (6) (7)	1,042,800
1,000	First CLO, Ltd., Series 2004- 1A1, Class C, 5.207%, 7/27/16 (6) (7)	722,700
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 4.67%, 4/25/21 (6) (7)	637,700
Total Asset Backed Securities (identified cost $10,264,732)		$7,230,087

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
Aerospace & Defense — 0.1%
$310,000	L-3 Communications Corp., 3.00%, 8/1/35 (6)	$356,500
		$356,500
Total Convertible Bonds (identified cost $313,125)		$356,500

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
882	Chesapeake Energy Corp., 4.50%	$112,896
		$112,896
Telecommunications — 0.0%
484	Crown Castle International Corp., 6.25% (PIK)	$26,862
		$26,862
Total Convertible Preferred Stocks (identified cost $108,601)		$139,758

Common Stocks — 0.0%

Shares	Security	Value
Air Transport — 0.0%
22,932	Delta Air Lines, Inc. (8)	$172,907
		$172,907
Commercial Services — 0.0%
6,211	Environmental Systems Products Holdings, Inc. (4) (8) (9)	$0
		$—
Lodging and Casinos — 0.0%
28,848	Trump Entertainment Resorts, Inc. (8)	$44,715
		$44,715
Total Common Stocks (identified cost $1,164,106)		$217,622

Preferred Stocks — 0.1%

Shares	Security	Value
Commercial Services — 0.01%
6,211	Environmental Systems Products Holdings, Series A (4) (8) (9)	$378,374
Total Preferred Stocks (identified cost $108,692)		$378,374

Miscellaneous — 0.0%

Shares	Security	Value
Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate (8)	$27,500
Total Miscellaneous (identified cost $0)		$27,500

Closed-End Investment Companies — 2.2%

Shares	Security	Value
43,021	BlackRock Floating Rate Income Strategies Fund II, Inc.	$612,618
62,341	BlackRock Floating Rate Income Strategies Fund, Inc.	897,087
20,864	BlackRock Global Floating Rate Income Trust Fund	294,391
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	39,595
126,490	First Trust/Four Corners Senior Floating Rate Income Fund II	1,698,761
911,533	ING Prime Rate Trust	4,958,740
98,332	LMP Corporate Loan Fund, Inc.	1,007,903
50,752	Nuveen Floating Rate Income Fund	517,163
8,502	Nuveen Floating Rate Income Opportunity Fund	85,530
23,445	Nuveen Senior Income Fund	144,890
136	PIMCO Floating Rate Income Fund	1,901
1,620	PIMCO Floating Rate Strategy Fund	20,736
292	Pioneer Floating Rate Trust	3,834
268,136	Van Kampen Senior Income Trust	1,472,067
Total Closed-End Investment Companies (identified cost $15,542,362)		$11,755,216

Short-Term Investments — 2.3%

Interest
(000’s omitted)	Description	Value
$12,154	Investment in Cash Managment Portfolio, 2.23% (10)	$12,154,294
Total Short-Term Investments (identified cost $12,154,294)		$12,154,294
Total Investments — 174.2% (identified cost $1,000,930,855)		$915,618,862
Less Unfunded Loan Commitments — (1.2)%		$(6,154,209)
Net Investments — 173.0% (identified cost $994,776,646)		$909,464,653
Other Assets, Less Liabilities — (48.0)%		$(252,519,837)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.0)%		$(131,404,584)
Net Assets Applicable to Common Shares— 100.0%		$525,540,232

DIP	—	Debtor in Possession
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound Sterling
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $19,981,769 or 3.8% of the Trust’s net assets.

(7)		Variable rate mortgage security. The stated interest rate represents the rate in effect at July 31, 2008.
(8)		Non-income producing security.
(9)		Restricted security.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $427,166.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized Appreciation/
Date	Deliver	In Exchange For	(Depreciation)
8/29/08	Euro 31,795,340	United States Dollar 49,518,062	$(25,746)

8/29/08	British Pound Sterling 10,206,418	United States Dollar 20,196,460	16,016
			$(9,730)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman Brothers, Inc.	Inergy, L.P.	Sell	$2,000	2.20%	3/22/2010	$11,582

At July 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$995,248,388
Gross unrealized appreciation	$9,084,983
Gross unrealized depreciation	(88,714,509)
Net unrealized depreciation	$(79,629,526)

Restricted Securities

At July 31, 2008, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	6,211	$108,693		$378,374
Total Restricted Securities			$108,693		$378,374

(1) Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008